As filed with the Securities and Exchange Commission on August 12, 2015

Securities Act File No. 333-171987

Investment Company Act File No. 811-22524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

(Check appropriate box or boxes.)

PRECIDIAN ETFs TRUST
(Exact Name of Registrant as Specified in Charter)

350 Main St., Suite 9
Bedminster, New Jersey 07921

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (908) 781-0560

Mark Criscitello
Precidian Funds LLC
350 Main St., Suite 9
Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

With copies to:

George Simon, Esq. Foley & Lardner LLP 321 North Clark Street, Suite 2800 Chicago, Illinois 60654	Peter Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue, Suite 3800 Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒  Immediately upon filing pursuant to paragraph (b)

☐   On ______________ pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   On (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bedminster, and State of New Jersey, on the 12th day of August 2015.

PRECIDIAN ETFs TRUST

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

/s/ Mark S. Criscitello	Trustee	August 12, 2015
Mark S. Criscitello

*	Trustee	August 12, 2015
John V. Sinon

*	Trustee	August 12, 2015
Dennis DeCore

/s/ Daniel J. McCabe	President	August 12, 2015
Daniel J. McCabe	(Principal Executive Officer)

/s/ William Cox	Chief Financial Officer and Treasurer	August 12, 2015
William Cox	(Principal Financial Officer)

*By:	/s/ Daniel J. McCabe
Daniel J. McCabe
Attorney in fact

* An original power of attorney authorizing Mark S. Criscitello, Daniel J. McCabe and Stuart Thomas, to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated herein by reference from the initial Registration Statement filed on June 13, 2011 and from Post-Effective Amendment No. 10 to the Registration Statement filed on July 29, 2014.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase